Related party transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended
	September 30, 2023		September 30, 2022		September 30, 2023		December 31, 2022
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	108	28,405	300	33,381	31	3,994	26	2,820
Fresenius SE affiliates	2,882	52,224	3,378	63,878	839	7,784	1,168	8,585
Equity method investees	5,694	50	29,206	—	24,573	—	120,507	—
Total	8,684	80,679	32,884	97,259	25,443	11,778	121,701	11,405

Products
Fresenius SE affiliates	53,689	31,472	48,817	29,221	26,155	6,124	16,078	5,826
Equity method investees	—	337,677	—	334,964	—	71,997	—	73,563
Total	53,689	369,149	48,817	364,185	26,155	78,121	16,078	79,389

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,696 and €6,520 at September 30, 2023 and December 31, 2022, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the nine months ended September 30, 2023			For the nine months ended September 30, 2022			September 30, 2023		December 31, 2022
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	6,150	1,004	293	6,303	407	910	30,339	30,833	38,688	39,626
Fresenius SE affiliates	13,361	1,055	—	10,285	717	—	106,496	108,570	112,684	114,077
Total	19,511	2,059	293	16,588	1,124	910	136,835	139,403	151,372	153,703

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.